Loans and Interest Receivable - Delinquency Status of the Principal Amount of Loans and Interest Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Consumer Receivables
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, current	$ 668		$ 313
Loans and interest receivable, past due	36		13
Loans and interest receivable, total	704		326
Consumer Receivables | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, past due	18		7
Consumer Receivables | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, past due	6		2
Consumer Receivables | 90-180 Days Past Due
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, past due	12		4
Merchant Receivables
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, current	1,706		884
Loans and interest receivable, past due	168		128
Loans and interest receivable, total	1,874		1,012
Merchant Receivables | iZettle
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, total		$ 30
Merchant Receivables | 30-59 Days Past Due
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, past due	66		44
Merchant Receivables | 60-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, past due	32		28
Merchant Receivables | 90-180 Days Past Due
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, past due	57		43
Merchant Receivables | 180 Plus Days
Financing Receivable, Past Due [Line Items]
Loans and interest receivable, past due	$ 13		$ 13